Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 3) (Details)	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Level 3 [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Sep. 30, 2011 Counterparty And Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)
Total cash instruments														$ 8,240,000,000		¥ 635,000,000,000		¥ 687,000,000,000								$ 1,740,000,000	[1],[2]	¥ 134,000,000,000	[1],[2]	¥ 121,000,000,000	[1],[2]	$ 3,380,000,000	[1],[2]	¥ 260,000,000,000	[1],[2]	¥ 289,000,000,000	[1],[2]	$ 310,000,000	[1]	¥ 24,000,000,000	[1]	¥ 23,000,000,000	[1]	$ 860,000,000	[1]	¥ 66,000,000,000	[1]	¥ 51,000,000,000	[1]	$ 100,000,000	[1]	¥ 8,000,000,000	[1]	¥ 28,000,000,000	[1]	$ 50,000,000	[1]	¥ 4,000,000,000	[1]	¥ 3,000,000,000	[1]	$ 1,440,000,000	[1]	¥ 111,000,000,000	[1]	¥ 128,000,000,000	[1]	$ 250,000,000	[1],[3]	¥ 19,000,000,000	[1],[3]	¥ 34,000,000,000	[1],[3]	$ 110,000,000	[1]	¥ 9,000,000,000	[1]	¥ 10,000,000,000	[1]
Total derivatives	364,340,000,000		28,069,000,000,000		16,919,000,000,000									7,680,000,000	[4]	591,000,000,000	[4]	557,000,000,000		(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]																																																							480,000,000	[4]	37,000,000,000	[4]	98,000,000,000	1,960,000,000	[4]	151,000,000,000	[4]	203,000,000,000	4,040,000,000	[4]	311,000,000,000	[4]	203,000,000,000	1,160,000,000	[4]	89,000,000,000	[4]	49,000,000,000	40,000,000	[4]	3,000,000,000	[4]	4,000,000,000	(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]
Subtotal														15,920,000,000		1,226,000,000,000		1,244,000,000,000		(339,250,000,000)	[5]	(26,136,000,000,000)	[5]	(15,428,000,000,000)	[5]
Loans and receivables														90,000,000	[6]	7,000,000,000	[6]	11,000,000,000	[6]
Collateralized agreements	187,585,000,000		14,451,579,000,000		15,156,318,000,000
Other assets	23,000,000		1,805,000,000
Non-trading debt securities	2,750,000,000		212,000,000,000											90,000,000		7,000,000,000		0
Other	19,201,000,000		1,479,214,000,000		568,493,000,000									1,010,000,000	[2]	78,000,000,000	[2]	25,000,000,000
Total							17,110,000,000		1,280,000,000,000	(339,250,000,000)	[5]	(15,428,000,000,000)	[5]			1,318,000,000,000						(26,136,000,000,000)	[5]
Total cash instruments								1,000,000,000																																																																																																							10,000,000												10,000,000	1,000,000,000
Total derivatives	358,290,000,000	[7]	27,603,000,000,000	[7]	16,860,000,000,000	[7]																																																																																																									7,860,000,000		606,000,000,000		573,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]			360,000,000	28,000,000,000	70,000,000,000	[4]	2,190,000,000	169,000,000,000	192,000,000,000	[4]	4,320,000,000	333,000,000,000	258,000,000,000	[4]	930,000,000	72,000,000,000	47,000,000,000	[4]	60,000,000	4,000,000,000	6,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]
Subtotal																																																																																																															7,870,000,000		607,000,000,000		573,000,000,000		(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[5]
Short-term borrowings	1,768,000,000		136,182,000,000		183,524,000,000																																																																																																										200,000,000	[8]	15,000,000,000	[8]	1,000,000,000	[8]
Payables and deposits																																																																																																															10,000,000	[9]	1,000,000,000	[9]	1,000,000,000	[9]
Collateralized financing	180,631,000,000		13,915,838,000,000		13,686,438,000,000
Long-term borrowings																																																																																																															(850,000,000)	[10],[11],[8]	(66,000,000,000)	[10],[11],[8]	144,000,000,000	[10],[11],[8]
Total							$ 7,230,000,000		¥ 719,000,000,000	$ (341,100,000,000)	[5]	¥ (15,577,000,000,000)	[5]																																																																																																				¥ 557,000,000,000						¥ (26,278,000,000,000)	[5]

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans elected for the fair value option.
[7]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[8]	Includes structured notes elected for the fair value option.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.